FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Measurement [Abstract]
Disclosure of financial assets
The following table provides the break down of financial instruments and their associated financial instrument classifications as at December 31, 2017:

US$ MILLIONS	FVTPL	Available for sale securities	Loans and Receivables/ Other Liabilities
Financial Instrument Classification	(Fair Value)	(Fair Value through OCI)	(Amortized Cost)	Total
MEASUREMENT BASIS
Financial assets
Cash and cash equivalents	$—	$—	$374	$374
Accounts receivable and other	—	—	838	838
Financial assets (current and non-current)(1)	608	57	172	837
Marketable securities	—	85	—	85
Total	$608	$142	$1,384	$2,134

Financial liabilities
Corporate borrowings	$—	$—	$2,101	$2,101
Non-recourse borrowings (current and non-current)	—	—	8,063	8,063
Accounts payable and other	—	—	864	864
Preferred shares(2)	—	—	20	20
Financial liabilities (current and non-current)(1)	440	—	873	1,313
Total	$440	$—	$11,921	$12,361

(1)	Derivative instruments which are elected for hedge accounting totaling $464 million are included in Financial assets and $146 million of derivative instruments are included in Financial liabilities.

(2)	$20 million of preferred shares issued to wholly-owned subsidiaries of Brookfield.
The following table provides the break down of financial instruments and their associated financial instrument classifications as at December 31, 2016:

US$ MILLIONS	FVTPL	Available for sale securities	Loans and Receivables/ Other Liabilities
Financial Instrument Classification	(Fair Value)	(Fair Value through OCI)	(Amortized Cost)	Total
MEASUREMENT BASIS
Financial assets
Cash and cash equivalents	$—	$—	$786	$786
Accounts receivable and other	—	—	485	485
Financial assets (current and non-current)(1)	893	12	233	1,138
Marketable securities	—	3	—	3
Total	$893	$15	$1,504	$2,412

Financial liabilities
Corporate borrowings	$—	$—	$1,002	$1,002
Non-recourse borrowings (current and non-current)	—	—	7,324	7,324
Accounts payable and other	—	—	712	712
Preferred shares(2)	—	—	20	20
Financial liabilities (current and non-current)(1)	381	—	—	381
Total	$381	$—	$9,058	$9,439

(1)	Derivative instruments which are elected for hedge accounting totaling $722 million are included in Financial assets and $185 million of derivative instruments are included in Financial liabilities.

(2)	$20 million of preferred shares issued to wholly-owned subsidiaries of Brookfield.

US$ MILLIONS	2017	2016
Current:
Foreign currency forward contracts	$10	$132
Loans and receivables	43	73
Marketable securities	85	3
Other	54	33
Total current	$192	$241

Non-current:
Cross currency interest rate swaps	$243	$589
Loans and receivables	210	172
Foreign currency forward contracts	226	78
Other	51	61
Total non-current	$730	$900

Disclosure of financial liabilities
The following table provides the break down of financial instruments and their associated financial instrument classifications as at December 31, 2017:

US$ MILLIONS	FVTPL	Available for sale securities	Loans and Receivables/ Other Liabilities
Financial Instrument Classification	(Fair Value)	(Fair Value through OCI)	(Amortized Cost)	Total
MEASUREMENT BASIS
Financial assets
Cash and cash equivalents	$—	$—	$374	$374
Accounts receivable and other	—	—	838	838
Financial assets (current and non-current)(1)	608	57	172	837
Marketable securities	—	85	—	85
Total	$608	$142	$1,384	$2,134

Financial liabilities
Corporate borrowings	$—	$—	$2,101	$2,101
Non-recourse borrowings (current and non-current)	—	—	8,063	8,063
Accounts payable and other	—	—	864	864
Preferred shares(2)	—	—	20	20
Financial liabilities (current and non-current)(1)	440	—	873	1,313
Total	$440	$—	$11,921	$12,361

(1)	Derivative instruments which are elected for hedge accounting totaling $464 million are included in Financial assets and $146 million of derivative instruments are included in Financial liabilities.

(2)	$20 million of preferred shares issued to wholly-owned subsidiaries of Brookfield.
The following table provides the break down of financial instruments and their associated financial instrument classifications as at December 31, 2016:

US$ MILLIONS	FVTPL	Available for sale securities	Loans and Receivables/ Other Liabilities
Financial Instrument Classification	(Fair Value)	(Fair Value through OCI)	(Amortized Cost)	Total
MEASUREMENT BASIS
Financial assets
Cash and cash equivalents	$—	$—	$786	$786
Accounts receivable and other	—	—	485	485
Financial assets (current and non-current)(1)	893	12	233	1,138
Marketable securities	—	3	—	3
Total	$893	$15	$1,504	$2,412

Financial liabilities
Corporate borrowings	$—	$—	$1,002	$1,002
Non-recourse borrowings (current and non-current)	—	—	7,324	7,324
Accounts payable and other	—	—	712	712
Preferred shares(2)	—	—	20	20
Financial liabilities (current and non-current)(1)	381	—	—	381
Total	$381	$—	$9,058	$9,439

(1)	Derivative instruments which are elected for hedge accounting totaling $722 million are included in Financial assets and $185 million of derivative instruments are included in Financial liabilities.

(2)	$20 million of preferred shares issued to wholly-owned subsidiaries of Brookfield.

US$ MILLIONS	2017	2016
Current:
Foreign currency forward contracts	$150	$47
Other financial liabilities	87	182
Total current financial liabilities	$237	$229

Non-current:
Interest rate swaps	$9	$34
Inflation swaps	84	97
Deferred consideration(1)	916	—
Other financial liabilities	67	21
Total non-current financial liabilities	$1,076	$152

(1)	The deferred consideration is related to the acquisitions completed during 2017. See Note 5, Acquisition of Businesses for further details.

Carrying and fair values of financial assets
The following table provides the carrying values and fair values of financial instruments as at December 31, 2017 and December 31, 2016:

	Dec. 31, 2017		Dec. 31, 2016
US$ MILLIONS	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$374	$374	$786	$786
Accounts receivable and other	838	838	485	485
Financial assets (current and non-current)	837	837	1,138	1,138
Marketable securities	85	85	3	3
Total	$2,134	$2,134	$2,412	$2,412
During the year, no transfers were made between level 1 and 2 or level 2 and 3. The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the level of input.

	Dec. 31, 2017			Dec. 31, 2016
US$ MILLIONS	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Marketable securities	$85	$—	$—	$3	$—	$—
Financial assets (current and non-current)	—	617	48	—	863	42

Financial liabilities
Financial liabilities (current and non-current)	$—	$351	$89	$—	$335	$46
The fair value of our partnership’s financial assets and financial liabilities are measured at fair value on a recurring basis. The following table summarizes the valuation techniques and significant inputs for Brookfield Infrastructure’s financial assets and financial liabilities:

US$ MILLIONS	Fair value hierarchy	Dec. 31, 2017	Dec. 31, 2016
Marketable securities	Level 1(1)	$85	$3
Foreign currency forward contracts	Level 2(2)
Financial asset		$236	$210
Financial liability		196	48
Interest rate swaps & other	Level 2(2)
Financial asset		$381	$653
Financial liability		155	287
Other contracts
Financial asset	Level 3(3)	$48	$42
Financial liability	Level 3(3)	89	46

(1)	Valuation technique: Quoted bid prices in an active market.

(2)
Valuation technique: Discounted cash flow. Future cash flows are estimated based on forward exchange rates (from observable forward exchange rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects our credit risk and the credit risk of various counterparties.

(3)
Valuation technique: Discounted cash flow. Future cash flows primarily driven by freight volumes and the use of assumptions concerning the amount and timing of estimated future cash flows and discount rates.

Carrying and fair values of financial liabilities
During the year, no transfers were made between level 1 and 2 or level 2 and 3. The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the level of input.

	Dec. 31, 2017			Dec. 31, 2016
US$ MILLIONS	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Marketable securities	$85	$—	$—	$3	$—	$—
Financial assets (current and non-current)	—	617	48	—	863	42

Financial liabilities
Financial liabilities (current and non-current)	$—	$351	$89	$—	$335	$46

	Dec. 31, 2017		Dec. 31, 2016
US$ MILLIONS	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial liabilities
Corporate borrowings(1)	$2,101	$2,113	$1,002	$1,023
Non-recourse borrowings(2)	8,063	8,392	7,324	7,478
Accounts payable and other (current and non-current)	864	864	712	712
Preferred shares(3)	20	20	20	20
Financial liabilities (current and non-current)	1,313	1,313	381	381
	$12,361	$12,702	$9,439	$9,614

(1)	Corporate borrowings is classified under level 1 of the fair value hierarchy; quoted prices in an active market are available.

(2)
Non-recourse borrowings are classified under level 2 of the fair value hierarchy with the exception of certain borrowings at the U.K. port operation, Chilean toll road and Peruvian toll road which are classified under level 1. For level 2 fair values, future cash flows are estimated based on observable forward interest rates at the end of the reporting period.

(3)	$20 million of preferred shares issued to wholly-owned subsidiaries of Brookfield.
The fair value of our partnership’s financial assets and financial liabilities are measured at fair value on a recurring basis. The following table summarizes the valuation techniques and significant inputs for Brookfield Infrastructure’s financial assets and financial liabilities:

US$ MILLIONS	Fair value hierarchy	Dec. 31, 2017	Dec. 31, 2016
Marketable securities	Level 1(1)	$85	$3
Foreign currency forward contracts	Level 2(2)
Financial asset		$236	$210
Financial liability		196	48
Interest rate swaps & other	Level 2(2)
Financial asset		$381	$653
Financial liability		155	287
Other contracts
Financial asset	Level 3(3)	$48	$42
Financial liability	Level 3(3)	89	46

(1)	Valuation technique: Quoted bid prices in an active market.

(2)
Valuation technique: Discounted cash flow. Future cash flows are estimated based on forward exchange rates (from observable forward exchange rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects our credit risk and the credit risk of various counterparties.

(3)
Valuation technique: Discounted cash flow. Future cash flows primarily driven by freight volumes and the use of assumptions concerning the amount and timing of estimated future cash flows and discount rates.